Impairments - Past due impairment (Details) kr in Millions	Dec. 31, 2017 SEK (kr)
Past due receivables
Past-due receivables	kr 640
Not later than 3 months / 90 days
Past due receivables
Past-due receivables	136
Aggregate amount of principal and interest more than 90 days past-due
Past due receivables
Past-due receivables	10
More than three but less than six months
Past due receivables
Past-due receivables	3
More than six months bur less than nine months
Past due receivables
Past-due receivables	3
More than nine months
Past due receivables
Past-due receivables	5
Principal amount not past-due on such receivables
Past due receivables
Past-due receivables	kr 494